Other financial assets and other financial liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Deposits	kr 2,573	kr 12,422
Other financial assets	2,573	12,422
Non-current	2,573	12,422
Current
Derivative instruments (warrants)	(128,381)	(1,432)
Embedded derivative (convertible debenture)	(4,603)
Other financial liabilities	(132,984)	(1,432)
Non-current	(128,381)	(1,432)
Current	kr (4,603)